Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of Computation of Basic EPS and Diluted EPS

The computation of Basic EPS and Diluted EPS is as follows:

(in USD and thousands, except per share data)	Year Ended December 31,
Basic EPS	2025	2024	2023
Numerator
Net income (loss) attributable to Viking Holdings Ltd	$1,147,570	$152,331	$(1,850,572)
Net income (loss) allocated to shares other than ordinary shares and special shares	—	20,550	(869,527)
Net income (loss) allocated to ordinary shares and special shares	$1,147,570	$131,781	$(981,045)
Denominator
Weighted average ordinary shares and special shares	443,498	364,015	221,936
Basic EPS	$2.59	$0.36	$(4.42)

(in USD and thousands, except per share data)	Year Ended December 31,
Diluted EPS	2025	2024	2023
Numerator
Net income (loss) allocated to ordinary shares and special shares - Basic	$1,147,570	$131,781	$(981,045)
Reallocation of income	—	326	—
Net income (loss) allocated to ordinary shares and special shares - Diluted	$1,147,570	$132,107	$(981,045)
Denominator
Weighted average ordinary shares and special shares - Basic	443,498	364,015	221,936
Dilutive effect of share based awards	2,920	2,694	—
Weighted average ordinary shares and special shares - Diluted	446,418	366,709	221,936
Diluted EPS	$2.57	$0.36	$(4.42)

Summary of Weighted Average Number of Potential Ordinary Shares that were not included in the Diluted EPS Calculations

For the years ended December 31, 2025, 2024 and 2023, weighted average number of potential ordinary shares that were not included in the Diluted EPS calculations because they would be anti-dilutive were as follows:

	Year Ended December 31,
(in thousands)	2025	2024	2023
Series C Preference Shares	N/A	60,415	184,267
Warrants	N/A	7,377	N/A
Preference Shares	N/A	1,088	N/A
Share based awards	491	36	N/A